Deferred Charges, net (Tables)	6 Months Ended
Jun. 30, 2019
Deferred Charges, net
Schedule of deferred charges, net

Deferred charges, net consisted of the following (in thousands):

Drydocking and
Special Survey Costs
As of January 1, 2018	$8,962
Additions	13,306
Amortization	(9,237)
As of December 31, 2018	13,031
Additions	1,690
Amortization	(4,254)
As of June 30, 2019	$10,467